Financial Instruments and Risk Management (Details) - Schedule of Financial Instruments and Fair Value Measurement - Financial Assets at Fair Value [Member] - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value
Cash	€ 620,531	€ 502,585
Financial assets at amortized cost
Accounts receivable and other receivables	2,221,080	3,137,609
Amount due from related parties	1,601,273	140,264
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	2,043,559	2,652,869
Amount due to related parties	3,847,950	237,285
Lease liabilities	56,066	95,059
Bank loans	€ 3,989,898	€ 833,453